As filed with the Securities and Exchange Commission
                          on or about January 30, 2007

===============================================================================

                                          1933 Act Registration No. 333-125751
                                           1940 Act Registration No. 811-21774

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
Pre-Effective Amendment No. __                                             [ ]
Post-Effective Amendment No. 30                                            [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
Amendment No. 30                                                           [X]


                        FIRST TRUST EXCHANGE-TRADED FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 241-4141

                             W. Scott Jardine, Esq.,
                              Secretary First Trust
                              Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on February 7, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of each of Registrant's Post-Effective Amendment No. 14 and Post-Effective Amendment No. 23 to its Registration Statement until February 7, 2007. Parts A and B of Registrant's Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940, filed on June 21, 2006, are incorporated by reference herein. Parts A and B of Registrant's Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, filed on October 31, 2006, are incorporated by reference herein.

                        FIRST TRUST EXCHANGE-TRADED FUND
                           PART C - OTHER INFORMATION

ITEM 23.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

(a)          Declaration of Trust of Registrant. (1)

(b)          By-Laws of the Registrant. (2)

(c)(i)       Establishment and Designation of Series dated June 10, 2005. (1)

   (ii) Amended and Restated Establishment and Designation of Series dated January 23, 2006. (3)

   (iii) Amended and Restated Establishment and Designation of Series dated March 13, 2006. (7)

   (iv) Amended and Restated Establishment and Designation of Series dated July 26, 2006. (14)

(d)(i) Investment Management Agreement dated September 24, 2005, as amended. (3)

   (ii)      Excess Expense Agreement, as amended. (3)

   (iii)     Amendment to Schedule A of the Investment Management Agreement. (6)

   (iv)      Amendment to Appendix I of the Excess Expense Agreement. (6)

   (v)       Amendment to Schedule A of the Investment Management Agreement. (7)

   (vi)      Amendment to Appendix I of the Excess Expense Agreement. (7)

   (vii)     Amendment to Schedule A of the Investment Management Agreement.
             (10)

   (viii)    Amendment to Appendix I of the Excess Expense Agreement. (10)

   (ix)      Amendment to Schedule A of the Investment Management Agreement.
             (11)

   (x)       Amendment to Appendix I of the Excess Expense Agreement. (11)

   (xi)      Amendment to Schedule A of the Investment Management Agreement.
             (14)

(e)(i)       Distribution Agreement dated September 24, 2005, as amended. (3)

   (ii)      Amendment to Exhibit A of the Distribution Agreement. (6)

   (iii)     Amendment to Exhibit A of the Distribution Agreement. (7)

   (iv)      Amendment to Exhibit A of the Distribution Agreement. (10)

   (v) Amendment to Exhibit A of the Distribution Agreement. (11) (vi) Amendment to Exhibit A of the Distribution Agreement. (14)

(f)          Not Applicable.

(g)(i)       Custody Agreement between the Registrant and The Bank of New York.
             (2)

   (ii)      Amendment to Schedule II of the Custody Agreement. (3)

   (iii)     Amendment to Schedule II of the Custody Agreement. (6)

   (iv)      Amendment to Schedule II of the Custody Agreement. (7)

   (v)       Amendment to Schedule II of the Custody Agreement. (10)

   (vi)      Amendment to Schedule II of the Custody Agreement. (11)

   (vii)     Amendment to Schedule II of the Custody Agreement. (14)

(h)(i) Transfer Agency Agreement between the Registrant and The Bank of New York. (2)

   (ii) Administration and Accounting Agreement between the Registrant and The Bank of New York. (2)

   (iii)     Subscription Agreement. (2)

   (iv)      Participant Agreement. (2)

   (v)       Amendment to Exhibit A of the Transfer Agency Agreement. (3)

   (vi)      Amendment to Exhibit A of the Administration and Accounting
             Agreement. (3)

   (vii)     Amendment to Schedule I of the Participant Agreement. (3)

   (viii) Sublicense Agreement by and among the First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, Morningstar, Inc. and First Trust Advisors L.P. dated March 14, 2006. (3)

   (ix)      Amendment to Exhibit A of the Transfer Agency Agreement. (6)

   (x)       Amendment to Exhibit A of the Administration and Accounting
             Agreement. (6)

   (xi)      Amendment to Schedule I of the Participant Agreement. (6)

   (xii) Sublicense Agreement by and among the First Trust IPOX-100 Index Fund, IPOX Schuster LLC and First Trust Advisors L.P. dated April 5, 2006. (6)

   (xiii)    Amendment to Exhibit A of the Transfer Agency Agreement. (7)

   (xiv) Amendment to Exhibit A of the Administration and Accounting Agreement. (7)

   (xv)      Amendment to Schedule I of the Participant Agreement. (7)

   (xvi) Sublicense Agreement by and between the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (7)

   (xvii)    Sublicense Agreement by and between the First Trust
             NASDAQ-100-Technology Sector Index(SM) Fund and First Trust Advisors L.P. dated April 24, 2006. (7)

   (xviii)   Amendment to Exhibit A of the Transfer Agency Agreement. (10)

   (xix) Amendment to Exhibit A of the Administration and Accounting Agreement. (10)

   (xx)      Amendment to Schedule I of the Participant Agreement. (10)

   (xxi) Sublicense Agreement by and among the First Trust Amex(R) Biotechnology Index Fund, the American Stock Exchange LLC and First Trust Advisors L.P. dated June 22, 2006. (10)

   (xxii) Sublicense Agreement by and among First Trust Dow Jones Internet Index(SM) Fund, Dow Jones & Company, Inc. and First Trust Advisors L.P. dated June 22, 2006. (10)

   (xxiii)   Amendment to Exhibit A of the Transfer Agency Agreement. (11)

   (xxiv) Amendment to Exhibit A of the Administration and Accounting Agreement. (11)

   (xxv) Form of Participant Agreement with Amendment to Schedule I attached thereto. (11)

   (xxvi) Sublicense Agreement by and among First Trust DB Strategic Value Index Fund, Deutsche Bank AG, London Branch and First Trust Advisors L.P. dated July 11, 2006. (11)

   (xxvii)   Amendment to Exhibit A of the Transfer Agency Agreement. (14)

   (xxviii) Amendment to Exhibit A of the Administration and Accounting Agreement. (14)

   (xxix)    Amendment to Schedule I of the Participant Agreement. (14)

   (xxx) Sublicense Agreement by and between First Trust Value Line(R) Equity Allocation Index Fund and First Trust Advisors L.P. dated October 4, 2006. (14)

   (xxxi) Sublicense Agreement by and between First Trust Value Line(R) Dividend Index Fund and First Trust Advisors L.P. dated October 4, 2006. (14)

(i)(i)       Opinion and Consent of Chapman and Cutler LLP dated September 26,
             2005. (3)

   (ii)      Opinion and Consent of Bingham McCutchen LLP dated September 26,
             2005. (3)

   (iii)     Opinion and Consent of Chapman and Cutler LLP dated March 15, 2006.
             (3)

   (iv)      Opinion and Consent of Bingham McCutchen LLP dated March 15, 2006.
             (3)

   (v)       Opinion and Consent of Chapman and Cutler LLP dated April 13, 2006.
             (6)

   (vi)      Opinion and Consent of Bingham McCutchen LLP dated April 13, 2006.
             (6)

   (vii)     Opinion and Consent of Chapman and Cutler LLP dated April 25, 2006.
             (7)

   (viii)    Opinion and Consent of Bingham McCutchen LLP dated April 25, 2006.
             (7)

   (ix)      Opinion and Consent of Chapman and Cutler LLP dated April 28, 2006.
             (8)

   (x)       Opinion and Consent of Deloitte & Touche LLP dated April 27, 2006.
             (8)

   (xi)      Opinion and Consent of Chapman and Cutler LLP dated June 23, 2006.
             (10)

   (xii)     Opinion and Consent of Bingham McCutchen LLP dated June 23, 2006.
             (10)

   (xiii)    Opinion and Consent of Chapman and Cutler LLP dated July 11, 2006.
             (11)

   (xiv)     Opinion and Consent of Bingham McCutchen LLP dated July 11, 2006.
             (11)

   (xv)      Opinion and Consent of Chapman and Cutler LLP dated October 13,
             2006. (14)

   (xvi)     Opinion and Consent of Bingham McCutchen LLP dated October 13,
             2006. (14)

   (xvii) Opinion and Consent of Bingham McCutchen LLP dated October 13, 2006. (14)

   (xviii) Opinion and Consent of Chapman and Cutler LLP dated December 5, 2006. (16)

   (xix) Opinion and Consent of Chapman and Cutler LLP dated December 18, 2006. (17)

(j)          Not Applicable.

(k)          Not Applicable.

(l)          Not Applicable.

(m)(i)       12b-1 Service Plan. (2)

   (ii)      Amendment to Exhibit A of the 12b-1 Service Plan. (3)

   (iii)     Amendment to Exhibit A of the 12b-1 Service Plan. (6)

   (iv)      Amendment to Exhibit A of the 12b-1 Service Plan. (7)

   (v)       Amendment to Exhibit A of the 12b-1 Service Plan. (10)

   (vi)      Amendment to Exhibit A of the 12b-1 Service Plan. (11)

   (vii)     Amendment to Exhibit A of the 12b-1 Service Plan. (14)

(n)          Not Applicable.

(o)          Not Applicable.

(p)(i)       Code of Ethics of First Trust Advisors L.P. (2)

   (ii)      Code of Ethics of First Trust Portfolios L.P. (2)

   (iii)     Code of Ethics of First Trust Exchange-Traded Fund. (2)

   (iv) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (9)

   (v)       First Trust Portfolios L.P. Code of Ethics, amended on May 31,
             2006. (9)

   (vi)      First Trust Funds Code of Ethics, amended on May 31, 2006. (9)

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (9)(15)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 13, 2005.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on September 26, 2005.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 15, 2006.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on March 24, 2006.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 17, 2006.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 13, 2006.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 25, 2006.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on April 28, 2006.

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 21, 2006.

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on June 23, 2006.

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on July 11, 2006.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 4, 2006.

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on August 10, 2006.

(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 13, 2006.

(15) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on October 31, 2006.

(16) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 5, 2006.

(17) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-125751) filed on December 18, 2006.


ITEM     24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25.        INDEMNIFICATION

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         Section 5.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                   (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                   (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

                  (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

                 (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                            (A) by vote of a majority of the Disinterested
                  Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                            (B) by written opinion of (i) the then-current legal
                  counsel to the Trustees who are not Interested Persons of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.3, provided that either:

                   (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in
         Section 5.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

         (e) With respect to any such determination or opinion referred to in clause (b)(iii) above or clause (d)(ii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office in accordance with pronouncements of the Commission.

ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or sub-adviser to 24 mutual funds, ten exchange-traded funds and 12 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors
                                                             LLC

Robert F. Carey, Chief Investment Officer and Senior Vice    Senior Vice President, FTP
President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Assistant General Counsel                   Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate, 2002 to
                                                             December 2005, Jones Day

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull                                            Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Joseph McDermott, Chief Compliance Officer                   Senior Vice President, FTP since 2006; CCO Driehaus
                                                             Capital Management LLC, Driehaus Securities LLC and
                                                             Driehaus Mutual Funds, January 2004 to April 2006

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

James M. Dykas, Vice President                               Vice President, FTP since January 2005; Executive
                                                             Director, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management, 1999 to January 2005

James P. Koeneman, Vice President                            Vice President, FTP

Alan M. Rooney, Vice President                               Senior Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Michael Zinsky, Vice President                               Vice President, FTP since April 2005; Senior Tax Manager,
                                                             Blackman Kallick, September 2004 through April 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


ITEM 27.        PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer and Secretary

Kristi A. Maher                            Assistant General Counsel             Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

Joseph McDermott                           Senior Vice President                 None

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Michael Bean                               Vice President                        None

Carlos Barbosa                             Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Kit Dailey                                 Vice President                        None

Michael Darr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Michael Dawson                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

James M. Dykas                             Vice President                        Assistant Treasurer

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Stacy Shearer                              Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Richard S. Swiatek                         Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Michael Zinsky                             Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              Vice President

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
1001 Warrenville Road,
Lisle, IL 60532
unless otherwise noted.

         (c)    Not Applicable.


ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 29.        MANAGEMENT SERVICES

         Not Applicable.


ITEM 30.        UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the State of Illinois, on the 30th day of January, 2007.

                                FIRST TRUST EXCHANGE-TRADED FUND

                                By: /s/ James A. Bowen
                                    ------------------------------------
                                    James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    January 30, 2007
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       January 30, 2007
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert F. Keith      Trustee        )             Attorney-In-Fact
------------------------                 )             January 30, 2007
Robert F. Keith
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )
                                         )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Post-Effective Amendment No. 30 is filed, were previously executed and filed and are incorporated by reference herein.